CONSOLIDATED BALANCE SHEETS DETAILS (FY) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Straight-line rent	$ 5,163,964	$ 4,344,388	$ 3,541,238
Tenant rent	384,661	204,775	420,959
Tenant reimbursements		1,979,963	1,854,883
Tenant other		136,664	407,684
Total	7,155,823	6,665,790	6,224,764
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	398,793	1,136,954	660,111
Accrued expenses	2,505,713	3,068,714	5,773,214
Accrued dividends	649,812	706,106	962,615
Accrued interest payable	580,882	629,628	1,690,168
Unearned rent	1,684,491	2,033,065	1,963,896
Lease incentive obligation	2,133,695	5,157	505,157
Total	$ 7,953,386	$ 7,579,624	11,555,161
Accrued merger expenses			$ 1,570,622